UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
May 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.5%
	Australia - 5.1%
306,570	BlueScope Steel Ltd.	$4,031,557
339,579	CSR Ltd.	1,289,846
441,616	Downer EDI Ltd.	2,345,715
56,412	Flight Centre Travel Group Ltd. (a)	2,630,187
547,746	Harvey Norman Holdings Ltd. (a)	1,492,022
640,823	Metcash Ltd.	1,406,143
411,298	OZ Minerals Ltd.	3,062,281
880,057	Qantas Airways Ltd.	4,228,418
1,193,935	South32 Ltd.	3,360,602
465,745	The Star Entertainment Group Ltd.	1,747,927
104,617	Wesfarmers Ltd.	3,606,445
1,052,461	Whitehaven Coal Ltd.	4,188,757
		33,389,900
	Austria - 0.4%
84,109	Raiffeisen Bank International AG (b)	2,659,701
	Belgium - 0.5%
15,047	Ageas	762,292
33,896	UCB SA	2,670,752
		3,433,044
	Brazil - 2.7%
586,803	Embraer SA	3,532,746
317,988	Hypera SA	2,395,979
1,179,064	JBS SA	2,862,136
642,339	Petroleo Brasileiro SA	3,284,095
298,598	Qualicorp SA	1,527,448
672,740	TIM Participacoes SA	2,435,127
119,294	Vale SA	1,615,124
		17,652,655
	Canada - 4.4%
190,746	Air Canada (b)	3,377,610
30,726	George Weston Ltd.	2,492,994
30,502	Industrial Alliance Insurance & Financial Services, Inc.	1,246,227
26,447	Linamar Corporation	1,323,573
63,866	Magna International, Inc.	4,093,293
163,865	Manulife Financial Corporation	3,089,838
138,799	Power Corporation of Canada	3,232,438
81,374	Sun Life Financial, Inc.	3,361,727
123,246	Teck Resources Ltd.	3,341,475
11,853	Valeant Pharmaceuticals International, Inc. (b)	260,766
44,788	West Fraser Timber Company Ltd.	3,253,448
		29,073,389
	China - 1.6%
2,507,500	BAIC Motor Corporation Ltd. - Class H (c)	2,435,847
283,000	China High Speed Transmission Equipment Group Company Ltd.	414,895
1,342,000	CSPC Pharmaceutical Group Ltd.	4,200,086
3,961,000	Industrial & Commercial Bank of China Ltd.	3,282,255
		10,333,083
	Denmark - 1.2%
25,958	Carlsberg A/S Series B	2,882,164
65,579	GN Store Nord A/S	2,500,138
51,456	Novo Nordisk A/S Series B	2,440,641
		7,822,943
	Finland - 0.5%
36,387	Neste OYJ	2,957,070

	France - 1.7%
47,609	AXA SA	1,185,112
202,408	Engie SA	3,197,918
39,829	Faurecia SA	3,370,690
142,554	Peugeot SA	3,318,905
		11,072,625
	Germany - 5.5%
14,282	Allianz SE	2,940,490
34,042	Aurubis AG	2,759,346
261,488	CECONOMY AG	2,557,252
216,555	Commerzbank AG (b)	2,210,090
11,826	Continental AG	2,996,947
31,317	Covestro AG (c)	2,849,193
100,846	Deutsche Lufthansa AG	2,736,926
14,533	Fresenius Medical Care AG & Company KGaA	1,449,093
23,570	Hannover Rueck SE	2,971,425
37,171	Hella KGaA Hueck & Company	2,334,360
31,449	Leoni AG	1,889,113
15,261	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	3,140,629
19,110	OSRAM Licht AG	1,126,060
25,929	Rheinmetall AG	3,302,113
57,588	Suedzucker AG	1,030,854
		36,293,891
	Hong Kong - 8.0%
345,000	China Mobile Ltd.	3,078,728
814,000	China Taiping Insurance Holdings Company Ltd.	2,921,171
2,494,000	China Unicom Hong Kong Ltd.	3,389,283
379,000	CK Asset Holdings Ltd.	3,164,715
1,002,000	Country Garden Holdings Company Ltd	1,964,618
20,197,000	GCL-Poly Energy Holdings Ltd. (a) (b)	2,214,315
1,018,000	Haier Electronics Group Company Ltd.	3,659,747
2,737,000	Haitong International Securities Group Ltd.	1,545,726
2,785,000	IGG, Inc.	4,374,113
527,000	Kingboard Chemical Holdings Ltd.	2,096,135
4,238,000	Li & Fung Ltd.	1,647,840
1,037,000	Melco International Development Ltd.	3,761,102
1,570,000	Sino Biopharmaceutical Ltd.	3,970,959
3,351,500	Sino-Ocean Group Holding Ltd.	2,264,484
2,075,000	SJM Holdings Ltd.	2,978,589
217,000	Sun Hung Kai Properties Ltd.	3,502,253
914,000	The Wharf Holdings Ltd.	2,953,781
3,123,500	WH Group Ltd. (c)	3,205,468
		52,693,027
	India - 0.1%
18,837	Tata Motors Ltd. - ADR (b)	393,317
	Indonesia - 0.9%
5,617,700	Bank Mandiri Persero Tbk PT	2,850,290
4,696,700	Bank Negara Indonesia Persero Tbk PT	2,864,666
		5,714,956
	Ireland - 1.9%
32,885	ICON PLC (b)	4,241,507
164,728	Mallinckrodt PLC (b)	2,775,667
18,584	Perrigo Co PLC	1,359,605
69,702	Seagate Technology PLC	3,927,708
		12,304,487
	Israel - 0.8%
581,066	Bank Leumi Le-Israel BM	3,621,379
2,828	Orbotech Ltd. (b)	181,105
57,522	Tower Semiconductor Ltd. (b)	1,512,676
		5,315,160
	Italy - 0.9%
181,052	Assicurazioni Generali SpA	3,075,018
514,912	Enel SpA	2,826,763
47,243	Unipol Gruppo SpA	200,899
		6,102,680

	Japan - 7.8%
151,100	Alfresa Holdings Corporation	3,828,785
275,400	Citizen Watch Company Ltd.	1,837,774
161,400	Dai-ichi Life Holdings, Inc.	3,016,455
82,900	FUJIFILM Holdings Corporation	3,191,015
221,600	Haseko Corporation	3,373,615
427,000	Hitachi Ltd.	3,130,822
94,100	Japan Airlines Company Ltd.	3,653,309
350,000	Kajima Corporation	2,860,693
26,700	Kinden Corporation	440,638
34,500	K's Holdings Corporation	419,163
480,000	Leopalace21 Corporation	3,313,544
110,000	Medipal Holdings Corporation	2,542,317
239,300	Penta-Ocean Construction Company Ltd.	1,561,634
115,600	Seino Holdings Company Ltd.	2,181,233
46,800	Suzuken Company Ltd.	2,102,112
62,300	Suzuki Motor Corporation	3,590,801
66,300	Taisei Corporation	3,655,364
414,500	The Chiba Bank Ltd.	3,204,749
1,184,000	Toshiba Corporation (b)	3,334,751
		51,238,774
	Malaysia - 2.2%
1,789,200	AirAsia Group Bhd	1,380,112
1,521,800	Axiata Group Bhd	1,667,097
2,051,200	CIMB Group Holdings Bhd	3,040,724
295,600	MISC Bhd	435,973
754,400	Petronas Chemicals Group Bhd	1,525,859
4,980,400	Sime Darby Bhd	3,053,311
893,300	Tenaga Nasional Bhd	3,232,040
		14,335,116
	Mexico - 1.9%
1,226,341	Alfa SAB de CV - Class A	1,250,093
3,896,445	America Movil SAB de CV - Class L	3,012,033
309,692	Fomento Economico Mexicano SAB de CV	2,568,386
141,880	Gruma SAB de CV - Class B	1,487,612
174,368	Grupo Aeroportuario del Centro Norte SAB de CV	826,950
1,428,710	Wal-Mart de Mexico SAB de CV	3,585,982
		12,731,056
	Netherlands - 2.2%
513,266	Aegon NV	3,190,987
65,192	AerCap Holdings NV (b)	3,605,769
47,020	EXOR NV	3,402,951
158,169	Koninklijke Ahold Delhaize NV	3,628,722
23,556	Signify NV (a) (c)	671,748
		14,500,177
	Norway - 3.8%
51,422	Aker BP ASA	1,879,020
158,363	Equinor ASA (a)	4,166,862
311,423	Leroy Seafood Group ASA (a)	2,064,342
214,075	Marine Harvest ASA	4,282,782
464,156	Norsk Hydro ASA	2,912,267
173,232	Orkla ASA	1,562,413
292,808	Storebrand ASA (a)	2,393,979
150,222	Telenor ASA (a)	3,094,380
64,303	Yara International ASA	2,649,904
		25,005,949
	Poland - 0.6%
63,206	Jastrzebska Spolka Weglowa SA (b)	1,425,136
87,607	Polski Koncern Naftowy ORLEN SA	1,929,852
369,543	Polskie Gornictwo Naftowe i Gazownictwo SA	571,332
		3,926,320
	Portugal - 0.3%
7,092,895	Banco Comercial Portugues SA (a) (b)	2,079,814

	Republic of Korea - 7.8%
14,865	E-MART, Inc.	3,447,516
54,906	Hanwha Corporation	1,833,681
22,313	Hyundai Development Company-Engineering & Construction (d)	960,456
64,271	Hyundai Engineering & Construction Company Ltd.	4,400,204
23,290	Hyundai Heavy Industries Company Ltd. (b)	2,473,867
51,917	Hyundai Marine & Fire Insurance Company Ltd.	1,639,940
14,259	Hyundai Mobis Company Ltd.	2,883,679
113,850	Kia Motors Corporation	3,289,974
48,450	Korea Electric Power Corporation	1,489,974
125,459	LG Display Company Ltd.	2,583,784
35,254	LG Electronics, Inc.	3,028,453
252,835	LG Uplus Corporation	2,744,255
81,435	Samsung Electronics Company Ltd.	3,830,191
152,149	Seoul Semiconductor Co Ltd.	2,886,448
62,455	SFA Engineering Corp.	2,108,968
55,387	SK Hynix, Inc.	4,799,059
20,146	SK Innovation Company Ltd.	3,849,971
14,023	SK Telecom Company Ltd.	2,887,987
		51,138,407
	Russian Federation - 2.8%
684,871	Gazprom PJSC - ADR	3,110,684
69,139	Magnit PJSC - GDR (e)	1,390,385
315,007	Mobile TeleSystems PJSC - ADR	3,017,767
62,621	Novolipetsk Steel PJSC - GDR (e)	1,646,932
597,077	Rosneft Oil Company PJSC - GDR (e)	3,642,170
112,165	Severstal PJSC - GDR (e)	1,783,424
41,778	Tatneft PJSC - ADR	2,673,792
40,925	X5 Retail Group NV (e)	1,162,270
		18,427,424
	Singapore - 6.5%
115,600	CapitaLand Commercial Trust	147,801
1,147,500	CapitaLand Ltd.	2,968,597
356,200	City Developments Ltd.	2,985,534
2,145,700	ComfortDelGro Corporation Ltd.	3,946,631
184,900	DBS Group Holdings Ltd.	3,922,100
184,710	Flex Ltd. (b)	2,565,622
3,337,800	Genting Singapore PLC	3,144,512
2,343,220	Hutchison Port Holdings Trust	644,386
53,800	Jardine Cycle & Carriage Ltd.	1,382,159
571,400	Keppel Corporation Ltd.	3,293,950
360,000	Oversea-Chinese Banking Corporation Ltd.	3,375,379
386,000	SATS Ltd.	1,489,222
293,000	Singapore Airlines Ltd.	2,471,150
169,619	United Overseas Bank Ltd.	3,568,790
198,300	Venture Corporation Ltd.	3,128,439
1,235,500	Wilmar International Ltd.	2,993,024
779,900	Yangzijiang Shipbuilding Holdings Ltd.	562,715
		42,590,011
	South Africa - 0.6%
213,808	Barloworld Ltd. (a)	2,245,279
100,966	Exxaro Resources Ltd.	999,296
41,968	Gold Fields Ltd. (a)	149,713
193,125	Telkom SA SOC Ltd.	790,494
		4,184,782
	Sweden - 1.8%
80,036	Boliden AB	2,817,033
176,921	Husqvarna AB - Class B	1,736,417
42,501	NCC AB Series B (a)	779,837
332,398	Svenska Cellulosa AB SCA - Class B	3,676,374
175,127	Volvo AB - Class B	3,009,106
		12,018,767

	Switzerland - 5.0%
20,134	Baloise Holding AG	2,961,425
792	Barry Callebaut AG	1,388,074
56,080	Garmin Ltd.	3,369,847
989	Georg Fischer AG	1,282,652
6,158	Helvetia Holding AG	3,485,838
12,731	Lonza Group AG	3,414,876
144,828	STMicroelectronics NV	3,442,006
16,497	Sunrise Communications Group AG (c)	1,349,999
9,573	Swiss Life Holding AG	3,271,822
36,510	Swiss Re AG	3,163,383
215,733	Transocean Ltd. (b)	2,729,022
10,857	Zurich Insurance Group AG	3,226,951
		33,085,895
	Taiwan - 4.6%
7,763,000	AU Optronics Corporation	3,407,154
955,782	China Life Insurance Company Ltd.	1,003,266
3,362,000	China Petrochemical Development Corporation (b)	1,548,507
2,686,000	Compeq Manufacturing Co. Ltd.	3,012,186
1,920,000	Epistar Corporation (b)	2,601,739
7,204,000	Innolux Corporation	2,789,126
31,000	Powertech Technology, Inc.	92,499
821,000	Radiant Opto-Electronics Corporation	1,720,835
1,102,000	Sino-American Silicon Products, Inc.	5,186,055
806,000	TPK Holding Company Ltd. (b)	1,729,747
6,791,000	United Microelectronics Corporation	3,773,848
4,466,005	Winbond Electronics Corporation	2,988,615
		29,853,577
	Taiwan, Province of China - 0.4%
1,370,000	Chipbond Technology Corporation	2,880,697
	Thailand - 5.5%
2,616,300	Bangchak Corp PCL	2,964,704
5,179,400	Esso Thailand PCL	2,380,031
13,321,800	IRPC PCL - NVDR	2,748,480
517,800	Kasikornbank PCL - NVDR	3,099,678
980,000	Kiatnakin Bank PCL - NVDR	2,106,127
5,662,600	Krung Thai Bank PCL - NVDR	3,097,702
1,014,400	PTT Exploration & Production PCL - NVDR	4,264,983
1,185,400	PTT Global Chemical PCL - NVDR	3,307,188
2,421,170	PTT PCL - NVDR	3,954,553
4,151,500	Star Petroleum Refining PCL	2,011,511
1,138,100	Thai Oil PCL - NVDR	3,273,060
37,628,300	TMB Bank PCL	2,917,105
		36,125,122
	Turkey - 3.5%
1,367,453	Eregli Demir ve Celik Fabrikalari TAS	3,384,389
716,285	KOC Holding AS	2,205,314
1,699,533	Petkim Petrokimya Holding AS (a)	1,764,162
263,351	TAV Havalimanlari Holding AS	1,273,385
51,961	Tupras Turkiye Petrol Rafinerileri AS	1,215,013

879,840	Turk Hava Yollari AO (b)	3,228,540
649,488	Turkcell Iletisim Hizmetleri AS	1,717,673
1,070,846	Turkiye Garanti Bankasi AS	2,102,776
1,373,816	Turkiye Is Bankasi AS	1,804,525
1,548,237	Turkiye Vakiflar Bankasi TAO	1,866,435
2,409,641	Yapi ve Kredi Bankasi AS (a) (b)	2,134,846
		22,697,058
	United Kingdom - 4.5%
400,362	Barratt Developments PLC	2,906,648
340,402	Ferrexpo PLC	992,882
148,882	Fiat Chrysler Automobiles NV (b)	3,371,516
404,315	International Consolidated Airlines Group SA	3,661,652
618,385	J Sainsbury PLC	2,619,153
764,928	Kingfisher PLC	3,106,493
129,519	Plus500 Ltd.	2,809,224
564,780	Royal Mail PLC	3,825,272
568,794	Standard Life Aberdeen PLC	2,652,823
161,084	TUI AG	3,744,644
		29,690,307
	United States - 0.5%
8,756	Autoliv, Inc.	1,295,626
81,253	Kulicke and Soffa Industries, Inc. (b)	1,956,572
		3,252,198
	TOTAL COMMON STOCKS (Cost $583,392,471)	646,973,379

PREFERRED STOCKS - 0.8%
	Brazil - 0.4%
228,769	Telefonica Brasil SA	2,764,357
	Germany - 0.4%
176,850	Schaeffler AG	2,644,451
433	Volkswagen AG	81,346
		2,725,797
	TOTAL PREFERRED STOCKS (Cost $7,421,184)	5,490,154

SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
1,405,895	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 1.630% (f)	1,405,895
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,405,895)	1,405,895

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 2.1%
	Money Market Funds - 0.1%
458,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 1.660% (f)	458,000
265,000	BlackRock Liquidity Funds FedFund - Institutional Class,1.640% (f)	265,000
	TOTAL MONEY MARKET FUNDS (Cost $723,000)	723,000
	Repurchase Agreements - 2.0%
3,172,268	Daiwa Capital Markets America, Inc. - 1.800%, dated 05/31/2018, matures 06/1/2018, repurchase price $3,172,268 (collateralized by various government agency obligations: Total Value $3,235,713)	3,172,268
3,172,268	HSBC Securities USA, Inc. - 1.790%, dated 05/31/2018, matures 06/01/2018, repurchase price $3,172,268 (collateralized by various government agency obligations: Total Value $3,235,716)	3,172,268
216,845	JP Morgan Securities LLC - 1.780%, dated 05/31/2018, matures 06/1/2018, repurchase price $216,845 (collateralized by various government notes: Total Value $221,183)	216,845
3,172,268	Nomura Securities International, Inc. - 1.800%, dated 05/31/2018, matures 06/1/2018, repurchase price $3,172,268 (collateralized by various government agency obligations: Total Value $3,235,718)	3,172,268
3,172,268	RBC Dominion Securities, INC - 1.790%, dated 05/31/2018, matures 06/1/2018, repurchase price $3,172,268 (collateralized by various government agency obligations: Total Value $3,235,713)	3,172,268
	TOTAL REPURCHASE AGREEMENTS (Cost $12,905,917)	12,905,917
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (g) (Cost $13,628,917)	13,628,917
	TOTAL INVESTMENTS - 101.6% (Cost $605,848,467)	667,498,345
	Liabilities in Excess of Other Assets - (1.6)%	(10,768,983)
	NET ASSETS - 100.0%	$656,729,392

(a)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $13,655,796 or 2.1% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At May 31, 2018, the value of these securities amounted to $10,512,255 or 1.6% of net assets.

(d)	As of May 31, 2018, the Fund has fair valued this security. The value of this security amounts to $960,456 or 0.1% of net assets. Value determined using unobservable inputs.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At May 31, 2018, the value of these securities amounted to $9,625,181 or 1.5% of net assets.

(f)	Annualized seven-day yield as of May 31, 2018
(g)	Investments purchased with cash proceeds from securities lending. As of May 31, 2018, total cash collateral has a value of $13,628,917 and total non-cash collateral has a value of 1,615,305.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt

The cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:
Cost of investments	$605,848,467
Gross unrealized appreciation	110,005,112
Gross unrealized depreciation	(48,355,234)
Net unrealized appreciation	$61,649,878

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
	Consumer Discretionary - 15.9%
75,025	Aaron's, Inc. (a)	$2,984,495
158,633	Abercrombie & Fitch Company	3,783,397
76,996	Adtalem Global Education, Inc. (b)	3,676,559
189,835	American Eagle Outfitters, Inc.	4,214,337
45,192	Best Buy Company, Inc.	3,084,354
55,610	Big Lots, Inc. (a)	2,275,005
37,111	BorgWarner, Inc.	1,810,275
88,780	Caleres, Inc.	3,148,139
376,040	Chico's FAS, Inc.	3,181,298
26,904	Cooper-Standard Holdings, Inc. (b)	3,341,477
104,653	Dana, Inc.	2,333,762
50,905	Dillards, Inc. - Class A (a)	4,145,194
167,774	DSW, Inc. - Class A	4,006,443
68,186	Foot Locker, Inc. (a)	3,679,998
238,285	Gannett Company, Inc.	2,518,672
148,094	Gentex Corporation	3,558,699
4,511	Graham Holdings Company - Class B	2,620,214
43,880	Group 1 Automotive, Inc.	3,083,009
51,468	Kohl's Corporation	3,435,489
80,206	La-Z-Boy, Inc.	2,502,427
17,770	Lear Corporation	3,518,460
131,363	Macy's, Inc.	4,585,882
523,020	Office Depot, Inc.	1,234,327
34,315	Oxford Industries, Inc.	2,831,674
29,594	Ralph Lauren Corporation (a)	3,982,761
87,853	Sleep Number Corporation (b)	2,457,248
139,502	Tailored Brands, Inc.	4,577,061
45,714	Target Corporation	3,332,093
22,312	The Children's Place, Inc.	2,872,670
100,963	The Gap, Inc.	2,824,945
25,161	Thor Industries, Inc.	2,329,909
19,134	Toll Brothers, Inc.	755,602
102,067	Urban Outfitters, Inc. (a) (b)	4,239,863
65,961	Williams-Sonoma, Inc. (a)	3,652,261
		106,577,999
	Consumer Staples - 6.4%
65,752	Archer-Daniels-Midland Company	2,874,678
27,540	Casey's General Stores, Inc.	2,665,872
17,989	Costco Wholesale Corporation	3,566,139
180,619	Darling Ingredients, Inc. (b)	3,393,831
59,629	Fresh Del Monte Produce, Inc.	2,677,938
24,090	Ingredion, Inc. (a)	2,683,385
114,723	Pilgrim's Pride Corporation (b)	2,235,951
26,348	Sanderson Farms, Inc. (a)	2,578,942
45,523	SpartanNash Company	1,127,150
122,878	Sprouts Farmers Market, Inc. (b)	2,666,453
18,584	The Boston Beer Company, Inc. (a) (b)	4,717,548
115,979	The Kroger Company	2,821,769
43,886	Tyson Foods, Inc. - Class A (a)	2,960,988
71,258	United Natural Foods, Inc. (b)	3,247,940
32,457	Walmart, Inc.	2,679,001
		42,897,585
	Energy - 7.9%
37,890	Arch Coal, Inc.	3,113,042
21,235	Chevron Corporation	2,639,511
95,707	CVR Energy, Inc. (a)	3,611,025
412,991	Halcon Resources Corporation (b)	1,998,876

73,764	HollyFrontier Corporation	5,693,106
135,436	McDermott International, Inc. (a) (b)	2,943,024
101,138	Murphy Oil Corporation	3,109,994
108,413	PBF Energy, Inc. - Class A	5,114,925
86,115	Peabody Energy Corporation	3,726,196
343,051	QEP Resources, Inc. (b)	4,147,487
225,248	Rowan Companies PLC - Class A (b)	3,513,869
120,233	Unit Corporation (b)	2,625,889
35,776	Valero Energy Corporation	4,336,051
121,077	Whiting Petroleum Corporation (b)	6,346,856
		52,919,851
	Financials - 16.6%
77,334	Aflac, Inc.	3,484,670
115,859	Ally Financial, Inc.	2,971,783
29,705	American Financial Group, Inc.	3,263,985
85,205	Artisan Partners Asset Management, Inc. - Class A	2,752,122
26,229	Assurant, Inc.	2,448,477
33,538	Capital One Financial Corporation	3,152,572
63,980	CIT Group, Inc.	3,194,521
52,491	CNA Financial Corporation	2,466,027
136,830	CNO Financial Group, Inc.	2,739,337
36,462	Evercore, Inc.	3,806,633
96,374	Federated Investors, Inc. - Class B	2,338,997
56,664	First American Financial Corporation	2,951,061
64,057	Franklin Resources, Inc.	2,150,394
55,344	Green Dot Corporation - Class A (b)	3,944,367
127,342	Jefferies Financial Group, Inc.	2,786,243
51,163	Kemper Corporation	3,962,574
76,906	Legg Mason, Inc.	2,866,287
42,256	Lincoln National Corporation	2,801,150
60,968	Moelis & Company - Class A	3,612,354
160,582	Old Republic International Corporation	3,369,010
30,852	Piper Jaffray Companies	2,307,730
28,607	Prudential Financial, Inc.	2,770,302
21,804	Reinsurance Group of America, Inc.	3,258,390
188,508	Santander Consumer USA Holdings, Inc. (a)	3,376,178
53,114	Stifel Financial Corporation	3,123,103
87,500	Synchrony Financial	3,030,125
29,322	T Rowe Price Group, Inc.	3,560,277
34,994	The Allstate Corporation	3,271,239
31,286	The Hanover Insurance Group, Inc.	3,793,115
59,513	The Hartford Financial Services Group, Inc.	3,114,315
65,192	The Progressive Corporation	4,047,771
23,546	The Travelers Companies, Inc.	3,026,132
37,701	Torchmark Corporation	3,198,176
63,114	Unum Group	2,449,454
66,357	Voya Financial, Inc.	3,446,583
153,087	Waddell & Reed Financial, Inc. - Class A	2,969,888
		111,805,342
	Health Care - 11.1%
65,708	AMN Healthcare Services, Inc. (b)	3,712,502
13,949	Anthem, Inc.	3,088,588
32,520	Centene Corporation (b)	3,810,043
13,258	Chemed Corporation	4,322,108
15,548	Cigna Corporation	2,633,365
42,895	CVS Health Corporation	2,719,114
44,480	DaVita, Inc. (b)	2,973,043
130,897	Diplomat Pharmacy, Inc. (b)	3,081,315
8,588	Encompass Health Corporation	556,073
43,267	Express Scripts Holding Company (b)	3,280,071
42,106	Gilead Sciences, Inc.	2,837,944
71,318	Halyard Health, Inc. (b)	3,915,358
35,709	HCA Healthcare, Inc.	3,683,026
12,203	Humana, Inc. (a)	3,550,829

40,452	LHC Group, Inc. (b)	3,113,591
70,926	LifePoint Health, Inc. (a) (b)	3,748,439
34,698	Magellan Health, Inc. (a) (b)	3,173,132
19,902	McKesson Corporation (a)	2,824,890
38,039	Molina Healthcare, Inc. (a) (b)	3,230,652
85,800	Myriad Genetics, Inc. (b)	3,132,558
81,492	Owens & Minor, Inc.	1,328,320
90,217	Pfizer, Inc.	3,241,497
27,634	Quest Diagnostics, Inc.	2,943,850
14,160	UnitedHealth Group, Inc.	3,419,782
		74,320,090
	Industrials - 11.0%
89,422	AECOM (b)	2,950,926
56,102	Beacon Roofing Supply, Inc. (b)	2,350,674
15,766	Comfort Systems USA, Inc. (a)	738,637
63,666	Delta Air Lines, Inc.	3,441,147
29,493	Dycom Industries, Inc. (b)	2,747,568
43,119	EMCOR Group, Inc.	3,274,026
57,191	Fluor Corporation	2,787,489
69,997	FTI Consulting, Inc. (b)	4,339,114
61,573	Hawaiian Holdings, Inc.	2,278,201
85,827	Herman Miller, Inc.	2,810,834
145,696	Hertz Global Holdings, Inc. (b)	2,198,553
50,296	Jacobs Engineering Group, Inc.	3,259,181
171,636	JetBlue Airways Corporation (b)	3,242,204
166,836	KBR, Inc.	3,073,119
25,860	ManpowerGroup, Inc.	2,327,400
36,674	Owens Corning	2,318,530
35,934	Regal Beloit Corporation	2,854,956
39,556	Ryder System, Inc.	2,653,417
50,791	Schneider National, Inc.	1,497,319
65,480	SkyWest, Inc.	3,732,360
59,198	Southwest Airlines Company	3,023,834
224,538	Steelcase, Inc.	3,233,347
96,736	Trinity Industries, Inc.	3,336,425
45,020	United Continental Holdings, Inc. (b)	3,132,942
18,967	United Rentals, Inc. (b)	3,026,564
82,112	Werner Enterprises, Inc.	3,218,790
		73,847,557
	Information Technology - 19.9%
26,484	Akamai Technologies, Inc. (b)	1,996,364
45,545	Amdocs Ltd.	3,072,466
250,844	Amkor Technology, Inc. (b)	2,282,680
13,976	Anixter International, Inc. (b)	856,030
61,590	Applied Materials, Inc.	3,127,540
108,663	ARRIS International PLC (b)	2,747,001
80,632	Avnet, Inc.	3,073,692
117,230	Benchmark Electronics, Inc.	3,247,271
81,847	CA, Inc. (a)	2,925,212
118,503	Cars.com, Inc. (a) (b)	3,043,157
68,519	Cirrus Logic, Inc. (b)	2,568,092
82,673	Cisco Systems, Inc.	3,530,964
152,979	Convergys Corporation	3,616,424
100,024	Cree, Inc. (b)	4,663,119
37,668	CSG Systems International, Inc.	1,558,702
36,403	EchoStar Corporation - Class A (b)	1,712,397
101,987	Entegris, Inc.	3,579,744
25,985	F5 Networks, Inc. (a) (b)	4,498,263
50,039	First Solar, Inc. (b)	3,383,137
210,572	Hewlett Packard Enterprise Company	3,209,117
147,160	HP, Inc.	3,241,935
71,898	Intel Corporation	3,968,770
38,795	InterDigital, Inc.	3,058,986
133,011	Jabil, Inc.	3,761,551

124,795	Juniper Networks, Inc.	3,324,539
178,570	KEMET Corporation (b)	3,567,829
17,372	Lam Research Corporation	3,442,783
42,510	ManTech International Corporation	2,291,714
66,169	Methode Electronics, Inc.	2,656,685
82,113	Micron Technology, Inc. (b)	4,728,888
33,804	MKS Instruments, Inc.	3,792,809
56,816	NetApp, Inc.	3,881,669
49,659	NETGEAR, Inc. (b)	3,001,886
139,960	ON Semiconductor Corporation (b)	3,517,195
58,723	Plexus Corporation (b)	3,414,742
20,459	Rogers Corporation (b)	2,331,508
80,293	Sanmina Corporation (b)	2,312,438
29,414	Sykes Enterprises, Inc. (b)	828,004
28,915	Tech Data Corporation (b)	2,510,111
86,107	Teradata Corporation (b)	3,433,086
73,761	Teradyne, Inc.	2,796,279
157,251	TTM Technologies, Inc. (b)	2,835,235
156,380	Vishay Intertechnology, Inc.	3,315,256
107,172	Xerox Corporation	2,912,935
		133,618,205
	Materials - 4.4%
65,157	Alcoa Corporation (b)	3,132,097
3,759	Cabot Corporation	226,480
68,182	Domtar Corporation	3,277,509
39,418	Huntsman Corporation	1,260,193
31,056	Kaiser Aluminum Corporation	3,424,234
114,465	Louisiana-Pacific Corporation	3,340,089
35,313	Newmont Mining Corporation	1,374,735
38,360	Reliance Steel & Aluminum Company	3,589,345
75,312	Steel Dynamics, Inc.	3,722,672
41,943	Trinseo SA	3,032,479
85,917	United States Steel Corporation	3,167,760
		29,547,593
	Real Estate - 2.8%
256,591	DiamondRock Hospitality Company	3,266,403
66,525	Host Hotels & Resorts, Inc.	1,438,936
22,848	Jones Lang LaSalle, Inc.	3,741,588
47,133	LaSalle Hotel Properties	1,616,662
92,459	Realogy Holdings Corporation (a)	2,199,600
193,317	Sunstone Hotel Investors, Inc.	3,361,783
131,342	Xenia Hotels & Resorts, Inc.	3,305,878
		18,930,850
	Telecommunication Services - 1.3%
130,876	Telephone & Data Systems, Inc.	3,343,882
48,663	T-Mobile US, Inc. (b)	2,710,529
64,261	Verizon Communications, Inc.	3,063,322
		9,117,733
	Utilities - 2.5%
66,301	Avangrid, Inc.	3,519,920
92,671	Exelon Corporation	3,835,653
45,043	PG&E Corporation	1,951,713
67,019	Portland General Electric Company	2,859,030
181,630	Vistra Energy Corporation (b)	4,455,384
		16,621,700
	TOTAL COMMON STOCKS (Cost $587,156,492)	670,204,505

SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
660,320	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 1.630% (c)	660,320
	TOTAL SHORT-TERM INVESTMENTS (Cost $660,320)	660,320
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
34,602,171	First American Government Obligations Fund - Class Z, 1.600% (c)	34,602,171
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 34,602,171)	34,602,171

TOTAL INVESTMENTS - 105.1% (Cost $622,418,983)	705,466,996
Liabilities in Excess of Other Assets - (5.1)%	(34,121,413)
NET ASSETS - 100.0%	$671,345,583

(a)	All or portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $33,250,667 or 5.0% of net assets.
(b)	Non-income producing security.
(c)	Annualized seven-day yield as of May 31, 2018

The cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:
Cost of investments	$622,418,983
Gross unrealized appreciation	109,266,768
Gross unrealized depreciation	(26,218,755)
Net unrealized appreciation	$83,048,013

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2018 (Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS - 19.7%
	Consumer Discretionary - 4.4%
2,150,000	Adient Global Holdings Ltd. (a)
	08/15/2026, 4.875%	$1,972,625
2,655,000	AMC Networks, Inc.
	08/01/2025, 4.750%	2,495,700
635,000	AutoZone, Inc.
	06/01/2027, 3.750%	617,257
200,000	Booking Holdings, Inc.
	03/15/2028, 3.550%	191,313
920,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	894,235
800,000	Dollar General Corporation
	04/15/2027, 3.875%	779,202
890,000	Hasbro, Inc.
	09/15/2027, 3.500%	826,328
2,300,000	Hilton Domestic Operating Company, Inc.
	09/01/2024, 4.250%	2,196,500
1,195,000	Lear Corporation
	09/15/2027, 3.800%	1,144,708
250,000	McDonald's Corporation
	03/01/2027, 3.500%	246,222
770,000	MGM Resorts International
	03/15/2022, 7.750%	845,075
2,775,000	Netflix, Inc.
	02/15/2025, 5.875%	2,861,996
495,000	NIKE, Inc.
	11/01/2026, 2.375%	457,276
930,000	O'Reilly Automotive, Inc.
	03/15/2026, 3.550%	900,887
700,000	Omnicom Group Inc. / Omnicom Capital, Inc.
	04/15/2026, 3.600%	674,527
940,000	PulteGroup, Inc.
	03/01/2021, 4.250%	944,700
2,150,000	Sally Holdings LLC / Sally Capital, Inc.
	12/01/2025, 5.625%	2,031,750
2,700,000	Six Flags Entertainment Corporation (a)
	07/31/2024, 4.875%	2,612,249
880,000	Starbucks Corporation
	06/15/2026, 2.450%	816,140
700,000	Station Casinos LLC (a)
	10/01/2025, 5.000%	674,450
350,000	Tapestry, Inc.
	07/15/2027, 4.125%	339,418
380,000	The Home Depot, Inc.
	04/01/2026, 3.000%	366,736
400,000	The Interpublic Group of Companies, Inc.
	04/15/2024, 4.200%	404,976
905,000	The TJX Companies, Inc.
	09/15/2026, 2.250%	811,321
800,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corporation (a)
	05/15/2027, 5.250%	766,000
		26,871,591
	Consumer Staples - 0.9%
920,000	Altria Group, Inc.
	09/16/2026, 2.625%	843,777
415,000	Costco Wholesale Corporation
	05/18/2027, 3.000%	398,746

850,000	Ingredion, Inc.
	10/01/2026, 3.200%	801,718
800,000	Lamb Weston Holdings, Inc. (a)
	11/01/2024, 4.625%	790,000
540,000	The Estee Lauder Companies, Inc.
	03/15/2027, 3.150%	525,641
500,000	The Hershey Company
	08/15/2026, 2.300% (b)	455,118
850,000	Tyson Foods, Inc.
	06/02/2027, 3.550%	811,997
615,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	583,383
		5,210,380
	Energy - 2.4%
750,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
	12/01/2027, 4.250%	729,978
715,000	Boardwalk Pipelines LP
	07/15/2027, 4.450%	704,509
360,000	Chevron Corporation
	05/16/2026, 2.954%	346,665
905,000	Cimarex Energy Company
	05/15/2027, 3.900%	887,942
500,000	Concho Resources, Inc.
	10/01/2027, 3.750%	485,370
800,000	Continental Resources Inc
	01/15/2028, 4.375%	800,295
350,000	DCP Midstream Operating LP
	03/15/2023, 3.875%	337,750
750,000	Denbury Resources, Inc. (a)
	05/15/2021, 9.000%	800,625
800,000	Enable Midstream Partners LP
	03/15/2027, 4.400%	777,869
819,000	EOG Resources, Inc.
	01/15/2026, 4.150%	839,884
1,360,000	EQT Midstream Partners LP
	12/01/2026, 4.125%	1,293,333
1,100,000	Extraction Oil & Gas, Inc. (a)
	02/01/2026, 5.625%	1,054,625
940,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,014,124
1,100,000	MPLX LP
	03/01/2027, 4.125%	1,076,634
815,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	789,447
800,000	Sunoco LP / Sunoco Finance Corp. (a)
	01/15/2023, 4.875%	766,008
400,000	TC PipeLines LP
	05/25/2027, 3.900%	381,118
1,250,000	Valero Energy Partners LP
	12/15/2026, 4.375%	1,249,845
		14,336,021
	Financials - 1.4%
1,075,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000% (b)	1,055,945
390,000	American Express Company
	12/05/2024, 3.625%	385,187
1,100,000	Athene Holding Ltd.
	01/12/2028, 4.125%	1,040,799
630,000	Berkshire Hathaway, Inc.
	03/15/2026, 3.125%	612,420
290,000	BlackRock, Inc.
	03/15/2027, 3.200%	281,159
830,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	807,051

250,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	252,752
1,040,000	Capital One Financial Corporation
	10/29/2025, 4.200%	1,022,184
745,000	Cboe Global Markets, Inc.
	01/12/2027, 3.650%	727,336
650,000	Citizens Financial Group, Inc.
	12/03/2025, 4.300%	652,807
300,000	Manufacturers & Traders Trust Company
	08/17/2027, 3.400%	291,176
250,000	Marsh & McLennan Companies, Inc.
	03/14/2026, 3.750%	249,964
480,000	S&P Global, Inc.
	06/15/2025, 4.000%	487,613
600,000	TD Ameritrade Holding Corporation
	04/01/2027, 3.300%	580,633
250,000	Vantiv LLC / Vantiv Issuer Corporation (a)
	11/15/2025, 4.375%	237,188
		8,684,214
	Health Care - 1.8%
200,000	AmerisourceBergen Corp.
	12/15/2027, 3.450%	187,731
940,000	Baxter International, Inc.
	08/15/2026, 2.600%	861,951
610,000	Biogen, Inc.
	09/15/2025, 4.050%	617,657
350,000	Bristol-Myers Squibb Company
	02/27/2027, 3.250%	341,001
2,350,000	Centene Corporation
	01/15/2025, 4.750%	2,341,187
250,000	Celgene Corporation
	11/15/2027, 3.450%	233,522
465,000	Cigna Corporation
	04/15/2025, 3.250%	442,858
700,000	Express Scripts Holding Company
	03/01/2027, 3.400%	648,352
1,910,000	HCA, Inc.
	05/01/2023, 5.875%	1,991,175
1,585,000	Hologic, Inc. (a)
	10/15/2025, 4.375%	1,519,619
1,250,000	LifePoint Health, Inc.
	05/01/2024, 5.375%	1,210,938
210,000	Quest Diagnostics, Inc.
	06/01/2026, 3.450%	201,526
350,000	Zoetis, Inc.
	09/12/2027, 3.000%	325,535
		10,923,052
	Industrials - 2.0%
200,000	3M Company
	09/19/2026, 2.250%	182,533
600,000	AECOM
	10/15/2024, 5.875%	613,500
1,300,000	Air Lease Corporation
	12/01/2027, 3.625%	1,211,056
900,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	843,750
550,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	529,641
1,200,000	Conduent Finance, Inc. / Conduent Business Services LLC (a)
	12/15/2024, 10.500%	1,410,000
250,000	Eaton Corporation
	09/15/2027, 3.103%	235,040

405,000	Fortive Corporation
	06/15/2026, 3.150%	381,244
175,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	177,142
930,000	General Dynamics Corporation
	08/15/2026, 2.125%	837,743
650,000	Huntington Ingalls Industries, Inc. (a)
	12/01/2027, 3.483%	620,919
600,000	Kirby Corporation
	03/01/2028, 4.200%	594,841
405,000	L3 Technologies, Inc.
	12/15/2026, 3.850%	395,669
1,760,000	Sensata Technologies BV (a)
	10/01/2025, 5.000%	1,773,200
880,000	Union Pacific Corporation
	03/01/2026, 2.750%	831,612
350,000	Wabtec Corporation
	11/15/2026, 3.450%	327,247
1,015,000	Xylem, Inc.
	11/01/2026, 3.250%	970,325
		11,935,462
	Information Technology - 2.2%
250,000	Apple, Inc.
	06/20/2027, 3.000%	239,991
600,000	Applied Materials, Inc.
	04/01/2027, 3.300%	586,029
250,000	Automatic Data Processing, Inc.
	09/15/2025, 3.375%	249,110
800,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	763,817
1,450,000	CDK Global, Inc.
	10/15/2024, 5.000%	1,483,437
1,475,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	1,526,625
790,000	Citrix Systems, Inc.
	12/01/2027, 4.500%	772,668
1,300,000	CommScope Technologies LLC (a)
	03/15/2027, 5.000%	1,218,750
1,800,000	Entegris, Inc. (a)
	02/10/2026, 4.625%	1,734,749
915,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	889,838
470,000	Intel Corporation
	07/29/2025, 3.700%	477,353
750,000	Mastercard, Inc.
	11/21/2026, 2.950%	725,457
775,000	NVIDIA Corporation
	09/16/2026, 3.200%	749,757
320,000	Texas Instruments, Inc.
	11/03/2027, 2.900%	304,505
1,450,000	VERISIGN, Inc.
	07/15/2027, 4.750%	1,408,313
300,000	Visa, Inc.
	09/15/2027, 2.750%	282,735
		13,413,134
	Manufacturing - 0.1%
585,000	Broadcom Corp / Broadcom Cayman Finance Ltd.
	01/15/2027, 3.875%	559,509
	Materials - 1.5%
1,100,000	Allegheny Technologies, Inc.
	08/15/2023, 7.875%	1,202,795
700,000	Ball Corporation
	11/15/2023, 4.000%	688,625

750,000	CF Industries, Inc.
	06/01/2023, 3.450%	711,094
1,720,000	Cleveland-Cliffs, Inc. (a)
	03/01/2025, 5.750%	1,652,834
1,470,000	PolyOne Corporation
	03/15/2023, 5.250%	1,504,060
250,000	PPG Industries, Inc.
	03/15/2028, 3.750%	249,005
1,550,000	Rayonier AM Products, Inc. (a)
	06/01/2024, 5.500%	1,480,250
2,000,000	The Chemours Company
	05/15/2027, 5.375%	1,950,000
		9,438,663
	Real Estate - 1.2%
650,000	Alexandria Real Estate Equities, Inc.
	04/30/2025, 3.450%	624,609
1,250,000	American Homes 4 Rent LP
	02/15/2028, 4.250%	1,211,365
1,060,000	American Tower Corporation
	02/15/2026, 4.400%	1,061,179
930,000	Boston Properties LP
	10/01/2026, 2.750%	841,069
480,000	Digital Realty Trust LP
	08/15/2027, 3.700%	456,171
250,000	Healthcare Trust of America Holdings LP
	07/01/2027, 3.750%	238,658
400,000	Kimco Realty Corp.
	10/01/2026, 2.800%	356,606
350,000	MPT Operating Partnership LP / MPT Finance Corp.
	10/15/2027, 5.000%	329,896
2,250,000	Realogy Group LLC / Realogy Co-Issuer Corporation (a)
	06/01/2023, 4.875%	2,126,249
		7,245,802
	Telecommunication Services - 0.7%
200,000	AT&T, Inc.
	03/01/2027, 4.250%	199,117
2,700,000	CenturyLink, Inc.
	04/01/2024, 7.500%	2,782,755
1,375,000	Verizon Communications, Inc.
	03/16/2027, 4.125%	1,381,113
		4,362,985
	Utilities - 1.1%
700,000	Atmos Energy Corporation
	06/15/2027, 3.000%	670,225
1,810,000	Dolphin Subsidiary II, Inc.
	10/15/2021, 7.250%	1,979,687
250,000	DTE Energy Company
	03/15/2027, 3.800%	246,732
1,050,000	Exelon Corporation
	04/15/2026, 3.400%	1,007,903
500,000	NextEra Energy Capital Holdings, Inc.
	05/01/2027, 3.550%	483,015
650,000	NextEra Energy Operating Partners, LP (a)
	09/15/2024, 4.250%	622,375
1,050,000	NRG Energy, Inc. (a)
	01/15/2028, 5.750%	1,039,500
505,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	488,723
		6,538,160
	TOTAL CORPORATE BONDS (Cost $121,437,458)	119,518,973

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 27.4%
	Federal Home Loan Banks

75,000	06/12/2020, 1.750%	73,913
205,000	09/11/2020, 1.625%	201,220
215,000	09/28/2020, 1.375% (b)	209,633
500,000	02/18/2021, 1.375%	485,263
635,000	07/14/2021, 1.125%	608,323
800,000	11/29/2021, 1.875%	781,066
825,000	12/10/2021, 2.625%	817,981
1,100,000	03/11/2022, 2.250%	1,081,977
		4,259,376
	Federal Home Loan Mortgage Corporation
250,000	09/29/2020, 1.625%	245,269
400,000	11/17/2020, 1.875%	393,614
550,000	02/16/2021, 2.375%	547,339
665,000	08/12/2021, 1.125%	635,370
930,000	01/13/2022, 2.375%	921,358
9,700,000	06/15/2040, 4.500% (c)	10,129,301
15,800,000	06/15/2041, 4.000% (c)	16,156,987
8,100,000	06/15/2041, 5.000% (c)	8,581,170
9,600,000	06/15/2042, 3.500% (c)	9,579,375
9,600,000	06/15/2043, 3.000% (c)	9,314,295
		56,504,078
	Federal National Mortgage Association
50,000	06/22/2020, 1.500%	49,048
80,000	07/30/2020, 1.500%	78,385
345,000	11/30/2020, 1.500%	336,809
430,000	12/28/2020, 1.875%	423,210
545,000	02/26/2021, 1.375%	528,703
465,000	05/06/2021, 1.250%	448,292
730,000	08/17/2021, 1.250%	699,360
755,000	10/07/2021, 1.375%	724,529
960,000	01/05/2022, 2.000%	939,050
960,000	04/05/2022, 1.875%	932,711
1,065,000	10/05/2022, 2.000%	1,034,574
1,050,000	01/19/2023, 2.375%	1,034,418
775,000	09/06/2024, 2.625%	765,628
16,555,000	06/15/2040, 4.000% (c)	16,926,196
11,100,000	06/15/2041, 3.500% (c)	11,074,851
11,940,000	06/15/2041, 4.500% (c)	12,471,236
8,100,000	06/15/2041, 5.000% (c)	8,591,064
13,000,000	06/15/2042, 3.000% (c)	12,619,141
		69,677,205
	Government National Mortgage Association
7,420,000	06/15/2041, 4.000% (c)	7,622,099
3,400,000	06/15/2041, 4.500% (c)	3,539,187
2,250,000	06/15/2041, 4.500% (c)	2,342,109
3,800,000	06/15/2042, 3.500% (c)	3,822,978
4,405,000	06/15/2042, 4.000% (c)	4,524,761
3,150,000	06/15/2043, 3.000% (c)	3,089,461
3,000,000	06/15/2045, 3.000% (c)	2,940,000
8,600,000	06/15/2045, 3.500% (c)	8,652,742
		36,533,337
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $165,986,458)	166,973,996
U.S. GOVERNMENT AGENCY ISSUE - 0.5%
	Tennessee Valley Authority
595,000	02/15/2021, 3.875%	614,695
1,070,000	08/15/2022, 1.875%	1,037,290
815,000	09/15/2024, 2.875%	811,820
585,000	11/01/2025, 6.750%	730,212
	TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $3,260,405)	3,194,017
U.S. GOVERNMENT NOTES/BONDS - 51.9%
	U.S. Treasury Bonds - 18.3%
	United States Treasury Bonds
5,875,000	02/15/2026, 6.000%	7,182,417

6,450,000	11/15/2026, 6.500%	8,242,143
3,450,000	11/15/2027, 6.125%	4,393,022
		19,817,582
	United States Treasury Inflation Indexed Bonds
3,059,687	01/15/2022, 0.125%	3,014,547
3,237,503	04/15/2022, 0.125%	3,178,930
3,411,028	01/15/2023, 0.125%	3,343,192
3,163,433	07/15/2023, 0.375%	3,142,796
3,566,883	01/15/2024, 0.625%	3,569,907
3,505,052	07/15/2024, 0.125%	3,410,806
4,066,973	01/15/2025, 0.250%	3,961,339
3,395,855	01/15/2025, 2.375%	3,775,834
4,051,471	07/15/2025, 0.375%	3,983,844
4,573,882	01/15/2026, 0.625%	4,552,744
4,061,208	01/15/2026, 2.000%	4,458,947
4,596,457	07/15/2026, 0.125%	4,403,595
4,865,901	01/15/2027, 0.375%	4,726,667
4,083,651	01/15/2027, 2.375%	4,652,808
4,182,738	07/15/2027, 0.375%	4,067,553
4,020,334	01/15/2028, 1.750%	4,397,002
4,355,412	01/15/2028, 0.500%	4,259,010
3,571,883	04/15/2028, 3.625%	4,548,070
3,568,384	01/15/2029, 2.500%	4,200,053
3,240,994	04/15/2029, 3.875%	4,282,675
2,629,108	04/15/2032, 3.375%	3,516,999
1,362,428	02/15/2040, 2.125%	1,709,069
1,276,307	02/15/2041, 2.125%	1,612,687
1,027,101	02/15/2042, 0.750%	998,721
705,536	02/15/2043, 0.625%	664,136
947,640	02/15/2044, 1.375%	1,052,474
651,752	02/15/2045, 0.750%	628,113
821,512	02/15/2046, 1.000%	840,909
372,172	02/15/2047, 0.875%	369,403
		91,322,830
	U.S. Treasury Notes - 33.6%
11,965,000	09/30/2024, 2.125%	11,532,204
1,850,000	01/31/2024, 2.250% (d)	1,805,268
745,000	02/15/2024, 2.750%	746,630
2,965,000	02/29/2024, 2.125% (d)	2,871,938
4,075,000	03/31/2024, 2.125%	3,944,075
5,325,000	04/30/2024, 2.000%	5,114,184
5,275,000	05/15/2024, 2.500%	5,208,547
7,175,000	05/31/2024, 2.000%	6,885,197
8,610,000	06/30/2024, 2.000%	8,255,342
10,610,000	07/31/2024, 2.125%	10,241,137
10,305,000	08/15/2024, 2.375%	10,088,837
11,355,000	08/31/2024, 1.875%	10,796,121
12,965,000	10/31/2024, 2.250%	12,583,393
12,345,000	11/15/2024, 2.250%	11,978,266
12,000,000	11/30/2024, 2.125%	11,551,406
13,040,000	12/31/2024, 2.250%	12,643,451
11,785,000	01/31/2025, 2.500%	11,602,931
11,700,000	02/15/2025, 2.000%	11,154,990
10,865,000	02/28/2025, 2.750%	10,857,997
11,105,000	05/15/2025, 2.125%	10,651,690
8,910,000	08/15/2025, 2.000%	8,458,757
8,440,000	11/15/2025, 2.250%	8,134,545
6,860,000	02/15/2026, 1.625%	6,302,357
5,515,000	05/15/2026, 1.625%	5,050,426
2,745,000	08/15/2026, 1.500%	2,480,580
2,400,000	11/15/2026, 2.000%	2,251,641
1,735,000	02/15/2027, 2.250%	1,657,874
		204,849,784
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $321,129,153)	315,990,196

SHORT-TERM INVESTMENTS - 24.5%
Shares	Money Market Funds - 24.5%
149,244,533	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 1.630% (b) (d)	149,244,533
	TOTAL SHORT-TERM INVESTMENTS (Cost $149,244,533)	149,244,533
	TOTAL INVESTMENTS - 124.0% (Cost $761,058,007)	754,921,715
	Liabilities in Excess of Other Assets - (24.0)%	(145,946,211)
	NET ASSETS - 100.0%	$608,975,504

(a)
Security exempt from registration under 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At May 31, 2018, the value of these securities amounted to $25,715,965 or 4.2% of net assets.

(b)	Annualized seven-day yield as of May 31, 2018.
(c)	Security purchased on a forward-commitment basis. On May 31, 2018, the total value of TBA Commitments was $151,976,953 or 25.0% of total net assets.
(d)
All or a portion of this security has been pledged as collateral in connection with TBA Commitments. At May 31, 2018, the value of securities pledged amounted to $154,059,533. In addition, the Fund held cash collateral in the amount of $1,800,000.

The cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:
Cost of investments	$761,058,007
Gross unrealized appreciation	1,879,186
Gross unrealized depreciation	(8,015,478)
Net unrealized depreciation	$(6,136,292)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts ("REITs") that are traded on a national securities exchange, except those listed on the Nasdaq Global Market ("Nasdaq") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds' Board of Trustees (the "Board").  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2018:

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 646,012,923	$ -	$ 960,456	$ 646,973,379
Preferred Stocks	$ 5,490,154			$ 5,490,154
Short-Term Investments	1,405,895	-	-	$ 1,405,895
Investments Purchased with Securities Lending Collateral	13,628,917	-	-	$ 13,628,917
Total Investments in Securities	$ 666,537,889	$ -	$ 960,456	$ 667,498,345
^ See Schedule of Investments for country breakouts.
Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 670,204,505	$ -	$ -	$ 670,204,505
Short-Term Investments	660,320	-	-	660,320
Investments Purchased with Securities Lending Collateral	34,602,171	-	-	34,602,171
Total Investments in Securities	705,466,996	-	-	705,466,996
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 119,518,973	$ -	$ 119,518,973
Mortgage Backed Securities	-	166,973,996	-	166,973,996
U.S. Government Agency Issues	-	3,194,017	-	3,194,017
U.S. Government Notes/Bonds	-	315,990,196	-	315,990,196
Short-Term Investments	149,244,533	-	-	149,244,533
Total Investments in Securities	$ 149,244,533	$ 605,677,182	$ -	$ 754,921,715
^ See Schedule of Investments for sector breakouts.

For the period ended May 31, 2018, there were no transfers into or out of Levels 1, 2, or 3 for Vident Core U.S. Equity Fund, or Vident Core U.S. Bond Strategy ETF. Below is a reconciliation that details the transfers of securities between Level 1 and 3 for Vident International Equity Fund. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.

Vident International Equity Fund	Balance as of 09/01/2017	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers In/Out of Level 3	Balance as of 05/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 05/31/2018
Common Stocks	$ -	$ -	$ -	$ -	$ -	$ 960,456	$ 960,456	$ 115,188

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
Vident International Equity Fund	Fair Value as of 05/31/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to Valuation from an Increase to Input
Common Stocks	$ 960,456	Last Trade Price	Stale Data	46,400 KRW	Significant changes in the information surrounding the company would result in direct and proportional changes in the fair value of the security.

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund and Vident Core U.S. Equity Fund loaned securities that were collateralized by cash.  The cash collateral is invested by the securities lending agents in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Vident International Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Government Agency Repurchase Agreements	$ 12,689,072				$ 12,689,072
Government Notes & Bonds Repurchase Agreements	$ 216,845				$ 216,845
U.S. Treasury Bills, Notes, Bonds, and Inflation-Protected Securities	$ 1,615,305	$ -	$ -	$ -	$ 1,615,305
Money Market Funds	$ 723,000	$ -	$ -	$ -	$ 723,000
Total Borrowings	$ 15,244,222	$ -	$ -	$ -	$ 15,244,222

Vident Core U.S. Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$ 34,602,171	$ -	$ -	$ -	$ 34,602,171
Total Borrowings	$ 34,602,171	$ -	$ -	$ -	$ 34,602,171

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date     7/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date     7/23/2018

By (Signature and Title)*   /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date      7/23/2018

* Print the name and title of each signing officer under his or her signature.